Navigator Duration Neutral Bond Fund
FUND SUMMARY
Investment Objective:
The Navigator Duration Neutral Bond Fund (the "Fund") seeks to maximize total return, which is compromised of income and capital appreciation, while hedging interest rate exposure.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Navigator Duration Neutral Bond Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Navigator Duration Neutral Bond Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.06%	0.90%	0.96%
Interest Expense		0.11%	0.06%	0.06%
Remaining Other Expenses		0.95%	0.84%	0.90%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		2.66%	3.25%	2.31%
Fee Waiver and/or Reimbursement	[2]	(0.55%)	(0.44%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.11%	2.81%	1.81%
[1]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until January 31, 2016, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) will not exceed 1.90%, 2.65%, and 1.65% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Navigator Duration Neutral Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	581	1,120	1,685	3,217
Class C Shares	284	960	1,660	3,519
Class I Shares	184	674	1,190	2,607

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 281%.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in bond instruments. The Fund will invest primarily in municipal bond instruments. The Fund intends to be “duration neutral”, meaning it seeks to provide exposure to the municipal bond market while protecting against loss of principal when interest rates rise. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund defines bond instruments to include bonds such as municipal bonds, and U.S. Treasury bonds and notes; derivatives based on bonds, such as futures or options on U.S. Treasury Bonds and Notes; and other investment companies, including exchange traded funds or closed-end funds (“Underlying Funds”), that invest primarily in municipal bonds. The Fund may invest in municipal bond instruments that are not tax advantaged and which may provide taxable income. The 80% bond investment policy can be changed without shareholder approval, however, shareholders would be given at least 60 days’ notice prior to any such change.

Duration is the measure of a bond’s sensitivity to interest rate risk changes. Generally the longer the duration, the more sensitive a bond is to interest rate changes. By maintaining both long and short positions, the Fund expects to be able to isolate and neutralize price shifts resulting from changing interest rates, so that the Fund is duration neutral.

The Fund seeks to hedge the portion of the value of the municipal bond instruments subject to interest rate risk through investments in:

• U.S. Treasury Bonds and Notes,

• Futures and Options on U.S. Treasury Bonds and Notes

• Futures and Options on LIBOR Swaps

• Other mutual funds, exchange traded funds (“ETFs”) or closed-end funds (collectively, “Underlying Funds”), including inverse or leveraged ETFs.

Bond Selection

The sub-adviser uses a trading strategy based on its proprietary model to take advantage of value in the municipal bond market, by seeking investments it believes are undervalued. Using this model the sub-adviser expects the Fund to invest in securities of a particular municipal bond market or category when trends are favorable or, conversely, sell securities in that municipal bond market or category when trends are unfavorable. The Fund will invest primarily in investment grade bonds, rated at least Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, or BBB- or higher by Fitch Ratings at the time of purchase. However, there is no limitation or maximum maturity on the Fund’s investments and the sub-adviser expects to invest in bonds issued throughout the U.S., with various maturities.

Riskless Rate Offset

The sub-adviser believes every bond has embedded in its value a riskless interest rate and it uses a proprietary method of evaluating the amount of riskless interest rate for the base currency (U.S. dollar) embedded in the municipal bond holdings of the Fund, then expects to offset any interest rate risk through the sale of one of a series of instruments that exemplifies this riskless rate, like U.S. Treasury Bond futures contracts that trade on the Chicago Mercantile Exchange (“CME”). By hedging against the risk of rising interest rates through its duration neutral approach, the Fund seeks to avoid principal loss when interest rates rise.

The adviser and sub-adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

The Fund may borrow money from banks to help manage Fund inflows and outflows, such as to avoid having to sell portfolio investments in order to meet net redemptions. The Fund also may borrow money from banks to make additional portfolio investments when the sub-adviser believes market conditions are appropriate. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Correlation Risk. Municipal bonds on one hand, and treasury bonds and LIBOR swaps or options or futures on treasury bonds on the other hand, may experience a lack of correlation. Such a lack of correlation might occur due to factors unrelated to the value of the investments, such as speculative or other pressures on the markets in which these instruments are traded. The Fund can be adversely affected by times where municipal interest rates rise and the Fund interest rate hedges decline in value.

• Credit Risk. An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation.

• Derivatives Risk. Even a small investment in derivatives (which include options, futures and swap contracts may give rise to leverage risk, and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk and liquidity risk.

• Fixed Income Risk. When the Fund invests in fixed income securities, derivatives on fixed income securities, or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• Inflation-Indexed Securities Risk. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise.

• Interest Rates and Bond Maturities Risk. Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rates rise. The Fund may experience adverse exposure from both increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage/Volatility Risk. The Fund may employ leverage and may invest in leveraged instruments. Borrowing magnifies the potential for losses and exposes the Fund interest expenses on borrowing. The more the Fund invests in leverage instruments, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage.

• Limited History of Operations. The Fund has a limited history of operations for investors to evaluate.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The adviser’s or sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Municipal Market Risk. Special factors may negatively affect the value of municipal securities including political or legislative changes, uncertainties related to the tax status of the securities, or the rights of investors in the securities. Municipal bond issuers may utilize derivatives, subjecting the bonds themselves to the derivatives risks described herein.

• Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Not Tax Exempt Fund. The Fund is not intended to be a tax exempt fund and may not be tax advantaged. While the sub-adviser expects the majority of the municipal bond instruments in which the Fund invests will be tax advantaged at the time of purchase, under current tax laws, not all municipal bond instruments are designed to be tax advantaged and the municipal bonds in which the Fund invests may generate taxable income, or be subject to the alternative minimum tax. To the extent the Fund’s returns are positive, a portion of the Fund’s investments may generate taxable gains and/or income.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• Underlying Funds. Other mutual funds, ETFs and closed-end funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception. Returns for Class A and Class C shares, which are not presented, would be different than the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.navigatorfund.com or by calling 1-877-766-2264.

Class I Shares Annual Total Return For Calendar Years Ended December 31

Best Quarter:	First Quarter 2014	1.39%
Worst Quarter:	Fourth Quarter 2014	(0.81)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns Navigator Duration Neutral Bond Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	2.07%	3.28%	Sep. 23, 2013
Class I Shares Return after taxes on distributions			1.42%	2.74%
Class I Shares Return after taxes on distributions and sale of Fund shares			1.17%	2.26%
Class A Shares		Return before taxes	(1.92%)	0.05%	Sep. 23, 2013
Class C Shares		Return before taxes	1.21%	2.53%	Sep. 23, 2013
Barclays Municipal Bond Index	[1]		9.05%	7.57%
[1]	Barclays Municipal Bond Index: Includes most investment-grade tax-exempt bonds that are issued by state and local governments. Investors cannot invest directly in an index or benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns for Class A and Class C shares are not shown and would differ from those of Class I Shares.